Prudential Day One 2025 Fund
Schedule of Investments (unaudited) as of October 31, 2020
Description	Shares	Value
Long-Term Investments 92.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	665,686	$7,049,614
PGIM Global Real Estate Fund (Class R6)	232,628	4,685,126
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	57,532	778,986
PGIM QMA Commodity Strategies Fund (Class R6)	451,227	3,930,189
PGIM QMA International Developed Markets Index Fund (Class R6)	622,550	6,991,242
PGIM QMA Large-Cap Core Equity Fund (Class R6)	888,455	13,948,745
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	159,893	1,560,556
PGIM QMA US Broad Market Index Fund (Class R6)	469,339	6,974,376
PGIM TIPS Fund (Class R6)	1,406,947	14,899,567
PGIM Total Return Bond Fund (Class R6)	798,418	11,760,698

Total Long-Term Investments (cost $67,509,154)		72,579,099

Short-Term Investment 7.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $5,687,440)	5,687,440	5,687,440

TOTAL INVESTMENTS 100.2% (cost $73,196,594)(w)		78,266,539
Liabilities in excess of other assets (0.2)%		(130,405)

Net Assets 100.0%		$78,136,134

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds